Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2023
Significant subsidiaries and equity method investments
Significant subsidiaries
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
End of 2023
Credit Suisse AG
Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8	100
Bank-now AG	Horgen, Switzerland	CHF	30.0	100
Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0	100
Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	8,192.9	100
Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	170.0	100
Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	230.9	100
Credit Suisse (Schweiz) AG	Zurich, Switzerland	CHF	100.0	100
Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2	100
Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Bank (Europe), S.A.	Spain, Madrid	EUR	18.0	100
Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0	100
Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	9.6	100
Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0	100
Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	0.0	100
Credit Suisse Services (USA) LLC	Wilmington, United States	USD	0.0	100
DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0	100
Lime Residential, Ltd.	Nassau, Bahamas	USD	0.0	100
Credit Suisse International	London, United Kingdom	USD	7,267.5	98	[1]
1 Remaining 2% held directly by UBS Group AG. 98% of voting rights and 98% of equity interest held by Credit Suisse AG.
Significant equity method investments
Company name	Domicile	Equity interest in %
End of 2023
Credit Suisse AG
Swisscard AECS GmbH	Horgen, Switzerland	50
ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China	20
SIX Group AG	Zurich, Switzerland	18